Revenue Recognition	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Revenue Recognition
3. Revenue Recognition
The following table disaggregates the Company’s revenue by type and timing of provision of services or transfer of goods
(in thousands)
:

	Three Months Ended September 30,
	2023	2022
Services provided over time:
Compression Operations	$184,959	$162,063
Other Services	41,268	16,987

Total services provided over time	226,227	179,050

Services provided or goods transferred at a point in time:
Compression Operations	1,714	1,599
Other Services	3,042	1,996

Total services provided or goods transferred at a point in time	4,756	3,595

Total revenue	$230,983	$182,645

	Nine Months Ended September 30,
	2023	2022
Services provided over time:
Compression Operations	$539,576	$477,430
Other Services	69,543	39,757

Total services provided over time	609,119	517,187

Services provided or goods transferred at a point in time:
Compression Operations	6,413	6,535
Other Services	8,869	4,415

Total services provided or goods transferred at a point in time	15,282	10,950

Total revenue	$624,401	$528,137

The Company derives its revenue from contracts with customers, which comprise the following revenue streams:
Compression Operations
Compression Operations consists of operating Company-owned and customer-owned compression infrastructure for the Company’s customers, pursuant to fixed-revenue contracts enabling the production, gathering and transportation of natural gas and oil.
Compression Operations for Company-owned, as well as customer-owned, compressors are generally satisfied over time as services are rendered based upon specific performance criteria identified in the applicable contract. The service performed is substantially the same during each period of the contract, and revenues are therefore recognized on a straight-line, time-based method over the contract term as the customer simultaneously receives and consumes the benefits provided by the service.
If variable consideration exists, it is allocated to the distinct monthly service within the series to which such variable consideration relates. The Company has elected to apply the invoicing practical expedient to recognize revenue for such variable consideration, as the invoice corresponds to the value transferred to the customer based on the Company’s performance completed to date.

Service revenue earned primarily on freight and crane charges that are directly reimbursable by the Company’s customers is recognized at the point in time the service is provided and control is transferred to the customer. At such time, the customer has the ability to direct the use of the benefits of such service after the performance obligation is satisfied. The amount of consideration the Company receives and revenue the Company recognizes is based upon the invoice amount.
There are typically no material obligations for returns, refunds, or warranties. The Company’s standard contracts do not usually include non-cash
consideration.
Other Services
This revenue stream primarily relates to compressor station construction services provided to certain customers and services provided based on time, parts and/or materials with customers.
For most of the Company’s construction contracts, the Company integrates a significant set of tasks and components into a single contract for its customers. Hence, the entire contract is accounted for as one performance obligation. The Company recognizes revenue over time as the Company performance creates or enhances an asset that the customer controls.
For construction services, revenue is recognized using an input method. Measure of the progress towards satisfaction of the performance obligation is based on the actual amount of labor and material costs incurred. The amount of the transaction price recognized as revenue is determined by multiplying the transaction price by the ratio of actual costs incurred to total estimated costs expected for the construction services. Judgment is involved in the estimation of the progress toward completion. Any adjustments to the measure of the progress toward completion is accounted for on a prospective basis. Changes to the scope of service are recognized as an adjustment to the transaction price in the period in which the change occurs.
Services provided based on time spent, parts and/or materials is generally short-term in nature and labor rates and parts pricing is agreed upon prior to commencing the service. As revenue is recognized when time passes, this revenue is recognized at the point in time when the service is rendered.
Contract Assets and Liabilities
The Company recognizes a contract asset when the Company has the right to consideration in exchange for goods or services transferred to a customer. Contract assets are transferred to trade receivables when the rights become unconditional. The Company had contract assets of $9.6 million and $3.6 million as of September 30, 2023, and December 31, 2022, respectively. There was no contract asset balance as of January 1, 2022. The Company records contract liabilities when cash payments are received or due in advance of performance. The Company’s contract liabilities were $71.9 million as of September 30, 2023. As of January 1, 2023 and 2022, the beginning balances for contract liabilities were $57.1 million and $51.2 million, respectively, all of which was recognized as revenue in the nine months ended September 30, 2023 and 2022, respectively. No revenue was recognized from beginning balances in the three months ended September 30, 2023 and 2022.
Performance Obligations
As of September 30, 2023, the aggregate amount of transaction price allocated to unsatisfied performance obligations related to the Company’s revenue for the Compression Operations segment is $1.1 billion. The Company expects to recognize these remaining performance obligations as follows
(in thousands)
:

	Remainder of 2023	2024	2025	2026	2027 and thereafter	Total
Remaining performance obligations	$162,915	$504,092	$241,526	$101,568	$54,906	$1,065,007

3. Revenue Recognition
The following table disaggregates the Company’s revenue by type and timing of provision of services or transfer of goods
(in thousands)
:

	Years Ended December 31,
	2022	2021
Services provided over time:
Compression Operations	$646,281	$573,073
Other Services	47,220	18,773

Total services provided over time	693,501	591,846

Services provided or goods transferred at a point in time:
Compression Operations	8,663	9,997
Other Services	5,749	4,532

Total services provided or goods transferred at a point in time	14,412	14,529

Total revenue	$707,913	$606,375

The Company derives its revenue from contracts with customers, which comprise the following revenue streams:
Compression Operations
Compression Operations consists of operating Company-owned and customer-owned compression infrastructure for our customers, pursuant to fixed-revenue contracts enabling the production, gathering and transportation of natural gas and oil.
Compression Operations for Kodiak owned, as well as customer-owned, compressors are generally satisfied over time as services are rendered at selected customer locations on a monthly basis and based upon specific performance criteria identified in the applicable contract. Terms are typically one to seven years and at the end of the term, transition to a month-to-month
contract if not cancelled by either party. The monthly service for each location is substantially the same service month to month and is promised consecutively over the service contract term. The progress and performance of the service are measured consistently using a straight-line, time-based method as each month passes, because the performance obligations are satisfied evenly over the contract term as the customer simultaneously receives and consumes the benefits provided by the service.
If variable consideration exists, it is allocated to the distinct monthly service within the series to which such variable consideration relates. The Company has elected to apply the invoicing practical expedient to recognize revenue for such variable consideration, as the invoice corresponds to the value transferred to the customer based on our performance completed to date.
Service revenue earned primarily on freight and crane charges that are directly reimbursable by our customers are recognized at the point in time the service is provided and control is transferred to the customer. At such time, the customer has the ability to direct the use of the benefits of such service after the performance obligation is satisfied. The amount of consideration we receive and revenue we recognize is based upon the invoice amount.
There are typically no material obligations for returns, refunds, or warranties. The Company’s standard contracts do not usually include non-cash
consideration.

Other Services
This revenue stream relates to compressor station construction services provided to certain customers and services provided based on time, parts and/or materials with contracted customers.
For most of the Company’s construction contracts, the customer contracts with the Company to provide a service of integrating a significant set of tasks and components into a single contract. Hence, the entire contract is accounted for as one performance obligation. The Company recognizes revenue over time as the Company performance creates or enhances an asset that the customer controls as the asset is created or enhanced.
For construction services, revenue is recognized using an input method. Measure of the progress towards satisfaction of the performance obligation is based on the actual amount of labor and material costs incurred. The amount of the transaction price recognized as revenue each reporting period is determined by multiplying the transaction price by the ratio of actual costs incurred to date to total estimated costs expected for the construction services. Judgment is involved in the estimation of the progress to completion. Any adjustments to the measure of the progress to completion is accounted for on a prospective basis. Changes to the scope of service is recognized as an adjustment to the transaction price in the period in which the change occurs.
Service provided based on time spent, parts and/or materials is generally short-term in nature and labor rates and parts pricing is agreed upon prior to commencing the service. The Company applies an estimated gross margin percentage, which is fixed based on historical time and materials-based service, to actual costs incurred. As revenue is recognized when time is incurred, this revenue is recognized at a point and time when the service is rendered.
Contract Assets and Liabilities
The Company recognizes a contract asset when the Company has the right to consideration in exchange for goods or services transferred to a customer. Contract assets are transferred to trade receivables when the rights become unconditional. The Company had contract assets of $3.6 million as of December 31, 2022 and no contract assets as of December 31, 2021. The Company records contract liabilities (deferred revenue) when cash payments are received or due in advance of performance. The Company’s deferred revenue was $57.1 million and $51.2 million, as of December 31, 2022 and 2021, respectively. As of January 1, 2022, the beginning balance for contract liability was $51.2 million. During the years ended December 31, 2022 and 2021 the Company recognized $51.2 million and $43.6 million, respectively, of revenue that was deferred as of the prior year end.
Performance Obligations
As of December 31, 2022, the aggregate amount of transaction price allocated to unsatisfied performance obligations related to the Company’s revenue for the Compression Operations segment is $1,042.4 million. The Company expects to recognize these remaining performance obligations as follows
(in thousands)
:

	2023	2024	2025	2026	2027 and thereafter	Total
Remaining performance obligations	$471,091	$289,410	$153,944	$82,307	$45,599	$1,042,351